July 1, 2021	Jonathan Van Duren Direct: 314/259-2297 jonathan.vanduren@bclplaw.com

VIA EDGAR SUBMISSION

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

Re:	Sweater Cashmere Fund Registration Statement on Form N-2

Ladies and Gentlemen:

On behalf of Sweater Cashmere Fund (the “Fund”), transmitted for filing with the Securities and Exchange Commission is the Fund’s Registration Statement on Form N-2 under the Investment Company Act of 1940, as amended (the “1940 Act”). Concurrently herewith, the Fund is filing a Notification of Registration on Form N-8A under the 1940 Act.

Please direct any questions or comments regarding the Fund’s Registration Statement to me at (314) 259-2297 (jonathan.vanduren@bclplaw.com).

Very truly yours,

/s/ Jonathan D. Van Duren

Jonathan D. Van Duren

cc:	J. Ashley Ebersole, Esq.